Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1
Statement to Securityholders
Determination Date: September 12, 2023

Payment Date	9/15/2023
Collection Period Start	8/1/2023
Collection Period End	8/31/2023
Interest Period Start	8/15/2023
Interest Period End	9/14/2023

Cut-Off Date Net Pool Balance	$2,025,808,403.15
Cut-Off Date Adjusted Pool Balance	$1,899,077,623.74

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	May-23
Class A-2 Notes	$261,011,681.22	$40,906,319.66	$220,105,361.56	0.331889	Jun-25
Class A-3 Notes	$663,190,000.00	$—	$663,190,000.00	1.000000	Apr-27
Class A-4 Notes	$150,730,000.00	$—	$150,730,000.00	1.000000	Sep-27
Class B Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Oct-27
Class C Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Dec-27
Class D Notes	$18,980,000.00	$—	$18,980,000.00	1.000000	Sep-28
Total Notes	$1,131,891,681.22	$40,906,319.66	$1,090,985,361.56

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,208,504,789.19	$1,164,638,716.74	0.574901
YSOC Amount	$71,865,413.91	$68,905,661.12
Adjusted Pool Balance	$1,136,639,375.28	$1,095,733,055.62
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Reserve Account Balance	$4,747,694.06	$4,747,694.06

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.40500%	ACT/360	$—
Class A-2 Notes	$261,011,681.22	2.71000%	30/360	$589,451.38
Class A-3 Notes	$663,190,000.00	3.17000%	30/360	$1,751,926.92
Class A-4 Notes	$150,730,000.00	3.32000%	30/360	$417,019.67
Class B Notes	$18,990,000.00	3.59000%	30/360	$56,811.75
Class C Notes	$18,990,000.00	3.93000%	30/360	$62,192.25
Class D Notes	$18,980,000.00	4.43000%	30/360	$70,067.83
Total Notes	$1,131,891,681.22			$2,947,469.80

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,208,504,789.19	$1,164,638,716.74
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,136,639,375.28	$1,095,733,055.62
Number of Receivables Outstanding	70,568	69,463
Weighted Average Contract Rate	3.60%	3.60%
Weighted Average Remaining Term (months)	45	44

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$3,675,508.77
Principal Collections	$43,509,125.47
Liquidation Proceeds	$180,824.48
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$47,365,458.72
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$47,365,458.72

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$1,007,087.32	$1,007,087.32	$—	$—	$46,358,371.40
Interest - Class A-1 Notes	$—	$—	$—	$—	$46,358,371.40
Interest - Class A-2 Notes	$589,451.38	$589,451.38	$—	$—	$45,768,920.02
Interest - Class A-3 Notes	$1,751,926.92	$1,751,926.92	$—	$—	$44,016,993.10
Interest - Class A-4 Notes	$417,019.67	$417,019.67	$—	$—	$43,599,973.43
First Allocation of Principal	$—	$—	$—	$—	$43,599,973.43
Interest - Class B Notes	$56,811.75	$56,811.75	$—	$—	$43,543,161.68
Second Allocation of Principal	$—	$—	$—	$—	$43,543,161.68
Interest - Class C Notes	$62,192.25	$62,192.25	$—	$—	$43,480,969.43
Third Allocation of Principal	$17,178,625.60	$17,178,625.60	$—	$—	$26,302,343.83
Interest - Class D Notes	$70,067.83	$70,067.83	$—	$—	$26,232,276.00
Fourth Allocation of Principal	$18,980,000.00	$18,980,000.00	$—	$—	$7,252,276.00
Reserve Account Deposit Amount	$—	$—	$—	$—	$7,252,276.00
Regular Principal Distribution Amount	$4,747,694.06	$4,747,694.06	$—	$—	$2,504,581.94
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,504,581.94
Remaining Funds to Certificates	$2,504,581.94	$2,504,581.94	$—	$—	$—
Total	$47,365,458.72	$47,365,458.72	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$71,865,413.91
Increase/(Decrease)	$(2,959,752.79)
Ending YSOC Amount	$68,905,661.12

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,136,639,375.28	$1,095,733,055.62
Note Balance	$1,131,891,681.22	$1,090,985,361.56
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Target Overcollateralization Amount	$4,747,694.06	$4,747,694.06
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,694.06
Beginning Reserve Account Balance	$4,747,694.06
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,694.06

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	26	$356,946.98
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	88	$180,824.48
Monthly Net Losses (Liquidation Proceeds)			$176,122.50
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.33%
Second Preceding Collection Period			(0.02)%
Preceding Collection Period			0.24%
Current Collection Period			0.18%
Four-Month Average Net Loss Ratio			0.18%
Cumulative Net Losses for All Periods			$2,660,685.60
Cumulative Net Loss Ratio			0.13%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.23%	126	$2,697,589.91
60-89 Days Delinquent	0.07%	40	$783,127.38
90-119 Days Delinquent	0.03%	13	$320,074.03
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.33%	179	$3,800,791.32

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		13	$194,732.43
Total Repossessed Inventory		18	$350,277.06

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		53	$1,103,201.41
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.07%
Second Preceding Collection Period			0.10%
Preceding Collection Period			0.10%
Current Collection Period			0.09%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of August 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.74	0.06%	35	0.05%